ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued and other current liabilities

Accrued expenses and other current liabilities consisted of the following as of June 30, 2025 and 2024 (in thousands):

	June 30,
	2025	2024
Income taxes payable	¥439,303	¥169,035
Consumption tax payable	110,731	—
Other deposits received	64,032	56,368
Accrued payroll expense	59,472	55,942
Warranty reserves	28,783	32,746
Short-term finance lease liabilities	28,464	23,172
Accrued vacation	7,142	6,320
Other current liabilities	26,993	13,273
Accrued expenses and other current liabilities	¥764,920	¥356,856